Annual Total Returns - Fidelity® MSCI Financials Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Financials Index ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Financials Index ETF-Default
Bar Chart Table:
Annual Return 2014	13.98%
Annual Return 2015	(0.62%)
Annual Return 2016	24.74%
Annual Return 2017	19.98%
Annual Return 2018	(13.36%)
Annual Return 2019	31.62%